Revenue Recognition - Additional Inforrmation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disaggregation Of Revenue [Line Items]
Payment plans for customer to pay over time period	24 months
Revenue, practical expedient, financing component	true
Deferred revenue	$ 4,067
Revenue recognized	$ 2,196
Contracted Storage Periods Description	Contracted storage periods are 18 years and 25 years. Deferred revenue on the accompanying consolidated balance sheets includes the portion of the 18- and the 25-year storage fees that are being recognized over the contractual storage period. The Company classifies deferred revenue as current if the Company expects to recognize the related revenue over the next 12 months from the balance sheet date.
Minimum
Disaggregation Of Revenue [Line Items]
Contracted storage periods	18 years
Payment plans for customer to pay over time period	1 month
Storage fees plan	18 years
Maximum
Disaggregation Of Revenue [Line Items]
Contracted storage periods	25 years
Payment plans for customer to pay over time period	24 months
Storage fees plan	25 years